SUBSEQUENT EVENTS (Details Narrative)	4 Months Ended
Apr. 15, 2024 USD ($) shares
Subsequent Events [Abstract]
Number of shares issued | shares	157,050,725
Value of shares issued for line of credit | $	$ 95,585